Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net loss	$ (8,192,523)	$ (4,849,474)	$ (7,266,553)	$ (4,274,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	2,960,733	1,824,045	2,533,245	1,301,402
Change in fair value of derivative liability	839,872		(5,900)
Amortization of debt discount	747,623	174,981	418,339	404,041
Conversion of Series A		118,698	217,106
Debt extinguishment costs, net	423,028	977,201	977,203	455,975
Financing costs	171,739		643,481
Depreciation and amortization	15,823	16,090	21,512	21,301
Effect of changes in assets and liabilities:
Accounts payable, accrued expenses, and accrued interest	253,289	569,881	799,144	456,774
Deferred revenue	2,694
Other assets	1,286	7,256	7,256	(16,036)
Accounts receivable	(2,500)	2,468	8,468	(8,417)
Prepaid expenses	(22,469)	(15,680)	(30,038)	55,052
Net cash used in operating activities	(2,801,405)	(1,174,534)	(1,676,737)	(1,604,013)
Investing Activities:
Purchase of property and equipment				(2,494)
Other
Net cash used in investing activities				(2,494)
Financing Activities:
Proceeds from sale of common stock	2,978,500	470,000	796,000	1,524,030
Proceeds from exercise of put option	1,000,000		50,000
Proceeds from convertible note payable	130,000		813,000
Proceeds from option exercise	34,133
Proceeds from warrant exercise	22,000
Proceeds from series A preferred stock		555,000	555,000
Proceeds / (payment) of convertible notes payable	(845,000)	300,000
Redemption of series A preferred		(138,322)	(543,465)
Repurchase common stock	(20,000)			(166,226)
Deferred offering costs	(129,327)
Proceeds from note payable				80,000
Proceeds from notes payable - related parties				92,446
Payment of notes payable - related parties				(10,000)
Net cash provided by financing activities	3,170,306	1,186,678	1,670,535	1,520,250
Net change in cash	368,901	12,144	(6,202)	(86,257)
Cash - beginning of period	10,560	16,762	16,762	103,019
Cash - end of period	379,461	28,906	10,560	16,762
Supplemental disclosures of cash flow information:
Cash paid for interest	369,597	171,375	326,221	129,869
Cash paid for income taxes	800		1,600	800
Supplemental disclosure of non-cash investing and financing activities:
Conversion of note payable and accrued interest to common stock	3,065,837		181,845
Common stock issued to settle accrued officers salary	582,333			180,686
Fair value of derivative liability, common shares, warrants and beneficial conversion feature of issued convertible note	150,000	196,953	154,350
Conversion of notes payable to common stock		181,845	181,845
Common stock issued to settle accounts payable		56,000	56,000
Conversion of series A Preferred to common stock		$ 263,876	303,641
Fair value of derivative liability from issuance of convertible debt and warrant features	$ 301,739
Fair value of warrants issued and beneficial conversion feature to extinguish debt			860,601
Conversion of accrued interest on notes payable to related parties note				10,900
Conversion of accrued payroll to related party note				121,875
Conversion of accrued interest on notes payable to convertible notes payable				$ 80,268